CAPITAL RISK MANAGEMENT - Free Cash Flow (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Share Capital, Reserves And Other Equity Interest [Abstract]
Adjusted EBITDA	$ 9,820	$ 9,617
Deduct:
Capital expenditures	3,707	4,041
Interest on borrowings, net and capitalized interest	1,924	1,986
Cash income taxes	700	545
Distributions paid by subsidiaries to non-controlling interests	133	0
Free cash flow	$ 3,356	$ 3,045